Note 6 Changes in impaired financial assets and guarantees given (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Changes in impaired assets and guarantees given [Line Items]
Impaired financial assets and guarantees given at the beginning		€ 14,521	€ 15,467
Additions Of Impaired Assets		5,132	8,084
Decrease of impaired assets	[1]	(2,886)	(5,742)
Increase (decrease) in financial assets		2,247	2,342
Decrease through write-off, financial assets		(1,958)	(2,771)
Increase (decrease) through foreign exchange and other movements, financial assets		(64)	(517)
Impaired financial assets and guarantees given at the end		€ 14,746	€ 14,521

[1]	Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.